Equity - Share Capital and Other Contributed Capital (Details)	12 Months Ended
	Dec. 31, 2020 SEK (kr) Vote kr / shares shares	Dec. 31, 2019 SEK (kr) shares
Changes in equity [abstract]
Opening shareholders equity	kr 788,071,000	kr 618,175,000
Share-based payment	6,012,000	249,000
Exercise of warrants	59,251,000	2,834,000
Closing shareholders equity	kr 1,256,300,000	788,071,000
Vote per share | Vote	1
Quotient value (per share) | kr / shares	kr 0.04
Shares held in treasury	kr 0
Share Capital
Changes in equity [abstract]
Opening shareholders equity	kr 1,548,000	kr 1,408,000
Number of shares outstanding at beginning of period | shares	38,707,638	35,202,347
Share-based payment	kr 0
New share issue	kr 397,000	kr 140,000
New share issue (In shares) | shares	9,937,446	3,505,291
Exercise of warrants	kr 52,000
Exercise of warrants (in shares) | shares	1,296,500
Closing shareholders equity	kr 1,998,000	kr 1,548,000
Number of shares outstanding at end of period | shares	49,941,584	38,707,638
Additional Paid-in Capital
Changes in equity [abstract]
Opening shareholders equity	kr 1,274,664,000	kr 1,072,319,000
Premiums received from warrants		2,834,000
Share-based payment	6,012,000	249,000
New share issue	793,304,000	199,262,000
Exercise of warrants	59,199,000	2,834,000
Closing shareholders equity	kr 2,133,179,000	kr 1,274,664,000